Pension Plans and Other Postretirement Benefits (Details 9) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Funded status:
Fair value of plan assets	$ 103	$ 89	$ 69
Projected benefit obligation	285	258	191
Pension liability recognized	(182)	(169)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(6)	(3)
Net Actuarial Loss	31	21
Total	25	18
Domestic plans [Member]
Funded status:
Fair value of plan assets	70	57	40
Projected benefit obligation	153	113	73
Pension liability recognized	(83)	(56)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(2)	(3)
Net Actuarial Loss	25
Total	23	(3)
Foreign plans [Member]
Funded status:
Fair value of plan assets	33	32	29
Projected benefit obligation	132	145	118
Pension liability recognized	(99)	(113)
Amounts recorded in shareholder's deficit (pre-tax)
Prior service benefit	(4)
Net Actuarial Loss	6	21
Total	$ 2	$ 21